12. Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Civil [member]
Judicial deposits [line items]
Court deposit	R$ 70,560	R$ 69,326
Tax [member] | Tax Court Proceedings Related to Production [member]
Judicial deposits [line items]
Court deposit	34,544	73,326
Tax [member] | Tax Court Proceedings Related to CPMF [member]
Judicial deposits [line items]
Court deposit	8,862	10,342
Tax [member] | Tax Court Proceedings Related to TFF [member]
Judicial deposits [line items]
Court deposit	18,883	18,855
Tax [member] | Tax Court Proceedings Related to IRRF [member]
Judicial deposits [line items]
Court deposit	11,317	11,173
Tax [member] | Tax Court Proceedings Related to ISS [member]
Judicial deposits [line items]
Court deposit	7,843	7,878
Tax [member] | Tax Court Proceedings Related to Ancillary Services [member]
Judicial deposits [line items]
Court deposit	3,329	3,457
Tax [member] | Tax Court Proceedings Related to ANATEL [member]
Judicial deposits [line items]
Court deposit	3,514	3,471
Tax [member] | Tax Court Proceedings Related To Telecommunications Services Universalization Fund (''FUST") [member]
Judicial deposits [line items]
Court deposit	58,664	57,943
Tax [member] | Tax Court Proceedings Related To ICMS [member]
Judicial deposits [line items]
Court deposit	14,505	R$ 7,984
Tax [member] | Tax Court Proceedings Related To CSLL [member]
Judicial deposits [line items]
Court deposit	R$ 9,739